                                UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended 09/30/2011

Check here if Amendment [ ]; Amendment Number: ________________


  This Amendment (Check only one.):      [ ] is a restatement.
                                         [ ] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:     Hugh Johnson Advisors LLC
Address:  80 State Street
          Albany, NY 12207

Form 13F File Number:  28-11456

The Institutional Investment Manager filing this report and the person by whom it is signed represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Dianne McKnight
Title:  Chief Compliance Officer
Phone:  518-641-6858

Signature, Place, and Date of Signing:


Dianne McKnight                 Albany  NY           11/10/2011
-----------------------    --------------------  ------------------
[Signature]                   [City, State]            [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check if no holdings reported are in this report, and all holdings are reported in this report and a portion are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number     Name
--------------------     ----
28-11456                 ____________________

    [Repeat as necessary.]

                                     Page 1
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                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 0

Form 13F Information Table Entry Total:           56

Form 13F Information Table Value Total:       141691
                                          (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.    Form 13F File Number      Name
---    --------------------      -----
01     28 -
02     28 -
03     28 -

                                     Page 2
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FORM 13F

30-Sep-11

QUANTITY     CUSIP                  ISSUER              SYMBOL       PRICE   MARKET VALUE       CLASS   DISCRETION  VOTING AUTHORITY
--------     -----                  ------              ------      -------  ---------------    ------  ----------  ----------------
 50964.06    002824100  Abbott Laboratories                ABT      $ 51.13  $  2,606,000.00    Common        Sole           Partial
 57408.41    025816109  American Express Co                AXP      $ 44.91  $  2,578,000.00    Common        Sole           Partial
 25202.39    037411105  Apache Corp                        APA      $ 80.23  $  2,022,000.00    Common        Sole           Partial
 37590.39    067383109  Bard C R Inc                       BCR      $ 87.55  $  3,291,000.00    Common        Sole           Partial
    44735    071813109  Baxter Intl Inc                    BAX      $ 56.13  $  2,511,000.00    Common        Sole           Partial
    92955    171340102  Church & Dwight Inc                CHD      $ 44.20  $  4,109,000.00    Common        Sole           Partial
 85900.45    189754104  Coach Inc                          COH      $ 51.83  $  4,452,000.00    Common        Sole           Partial
 51999.06    194162103  Colgate Palmolive Co                CL      $ 88.67  $  4,611,000.00    Common        Sole           Partial
 41145.06    20825c104  ConocoPhillips                     COP      $ 63.31  $  2,605,000.00    Common        Sole           Partial
 29865.16    237194105  Darden Restaurants Inc             DRI      $ 42.76  $  1,277,000.00    Common        Sole           Partial
    74277    25490a101  DirecTV Cl A                       DTV      $ 42.27  $  3,140,000.00    Common        Sole           Partial
 29367.91    30231g102  Exxon Mobil Corp                   XOM      $ 72.63  $  2,133,000.00    Common        Sole           Partial
 35674.61    354613101  Franklin Resources Inc             BEN      $ 95.64  $  3,412,000.00    Common        Sole           Partial
127241.58    369604103  General Electric Co                 GE      $ 15.22  $  1,937,000.00    Common        Sole           Partial
   198635    377341102  Gleacher & Co Inc                           $  1.19  $    236,000.00    Common        Sole           Partial
    37827    413875105  Harris Corp                        HRS      $ 34.18  $  1,293,000.00    Common        Sole           Partial
 69666.92    418056107  Hasbro Inc                         HAS      $ 32.61  $  2,272,000.00    Common        Sole           Partial
 54281.42    428236103  Hewlett Packard Co                 HPQ      $ 22.46  $  1,219,000.00    Common        Sole           Partial
 37388.12    459200101  International Business Machine     IBM      $174.87  $  6,538,000.00    Common        Sole           Partial
 89203.38    46625h100  JPMorgan Chase & Co                JPM      $ 30.12  $  2,687,000.00    Common        Sole           Partial
    23960    626717102  Murphy Oil Corp                    MUR      $ 44.16  $  1,058,000.00    Common        Sole           Partial
 173717.4    68389x105  Oracle Corp                       ORCL      $ 28.74  $  4,993,000.00    Common        Sole           Partial
 35482.28    713448108  PepsiCo Inc                        PEP      $ 61.89  $  2,196,000.00    Common        Sole           Partial
    39690    790849103  St Jude Med Inc                    STJ      $ 36.18  $  1,436,000.00    Common        Sole           Partial
   117815    882508104  Texas Instruments Inc              TXN      $ 26.65  $  3,140,000.00    Common        Sole           Partial
    17120    898349105  Trustco Bank Corp NY                        $  4.44  $     76,000.00    Common        Sole           Partial
    27120    907818108  Union Pacific Corp                 UNP      $ 81.67  $  2,215,000.00    Common        Sole           Partial
 41684.06    913017109  United Technologies Corp           UTX      $ 70.36  $  2,933,000.00    Common        Sole           Partial
 43299.17    92343v104  Verizon Communications Inc          VZ      $ 36.79  $  1,593,000.00    Common        Sole           Partial
    35940    29358q109  Ensco PLC Sp ADR                   ESV      $ 40.43  $  1,453,000.00    Common        Sole           Partial
    30035    464287721  iShares Tr Index DJ US Tech Se     IYW      $ 59.13  $  1,776,000.00    Common        Sole           Partial
     6476    464287309  iShares Tr S&P 500 Growth          IVW      $ 61.30  $    397,000.00    Common        Sole           Partial
     4887    464287408  iShares Tr S&P 500 Value           IVE      $ 51.57  $    252,000.00    Common        Sole           Partial
 36658.64    464287804  iShares Tr S&P Small Cap 600       IJR      $ 58.54  $  2,146,000.00    Common        Sole           Partial
 32771.06    81369y209  Select Sector SPDR Healthcare      XLV      $ 31.74  $  1,040,000.00    Common        Sole           Partial
    28660    81369y407  Select Sector SPDR Tr SBI Cons     XLY      $ 34.86  $    999,000.00    Common        Sole           Partial
   119545    81369y308  Select Sector SPDR Tr SBI Cons     XLP      $ 29.66  $  3,546,000.00    Common        Sole           Partial
    19935    81369y506  Select Sector SPDR Tr SBI Ener     XLE      $ 58.49  $  1,166,000.00    Common        Sole           Partial
    60600    81369y605  Select Sector SPDR Tr SBI Fina     XLF      $ 11.82  $    716,000.00    Common        Sole           Partial
    17645    81369y704  Select Sector SPDR Tr SBI Indu     XLI      $ 29.24  $    516,000.00    Common        Sole           Partial
 64610.08    81369y100  Select Sector SPDR Tr SBI Mate     XLB      $ 29.36  $  1,897,000.00    Common        Sole           Partial
 59232.68    81369y886  Select Sector SPDR Tr SBI Util     XLU      $ 33.61  $  1,991,000.00    Common        Sole           Partial
 53558.93    78462f103  SPDR S&P 500 Index ETF             SPY      $113.15  $  6,060,000.00    Common        Sole           Partial
  30480.4    78467y107  SPDR S&P Mid Cap 400 ETF Tr        MDY      $142.12  $  4,332,000.00    Common        Sole           Partial
    45442    922042858  Vanguard Emerg Mkt ETF             VWO      $ 35.83  $  1,628,000.00    Common        Sole           Partial
     5782    922908769  Vanguard Index Funds Stock Mkt     VTI      $ 57.77  $    334,000.00    Common        Sole           Partial
     5320    922042775  Vanguard Intl Equity Index Fun     VEU      $ 38.72  $    206,000.00    Common        Sole           Partial
     3840    921932885  Vanguard Mid Cap 400 Index        IVOO      $ 52.86  $    203,000.00    Common        Sole           Partial
    43480    922908413  Vanguard S&P 500 ETF Sh            VOO      $ 51.77  $  2,251,000.00    Common        Sole           Partial
    69755    921943858  Vanguard Tax-Managed Fund Euro     VEA      $ 30.13  $  2,102,000.00    Common        Sole           Partial
     6705    921910816  Vanguard World Fund Mega Growt     MGK      $ 43.55  $    292,000.00    Common        Sole           Partial
     2937    464287457  iShares Tr Barclays 1-3 Yr         SHY      $ 84.44  $    248,000.00    Common        Sole           Partial
 47814.49    464288638  iShares Tr Barclays Interm Cre     CIU      $106.79  $  5,106,000.00    Common        Sole           Partial
159645.59    464288612  iShares Tr Barclays Interm Gov     GVI      $111.17  $ 17,748,000.00    Common        Sole           Partial
  28448.2    464287226  iShares Tr Barclays US Aggreg      AGG      $110.09  $  3,132,000.00    Common        Sole           Partial
    63740    921937835  Vanguard Bond Index Fund Inc T     BND      $ 83.75  $  5,338,000.00    Common        Sole           Partial
                                                              141691         $141,691,000.00